----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

If amended report check here:      |X|                    Amendment Number:1

This Amendment (Check only one):   | | is a restatement
                                   |X| adds new holding
                                       entries.

Pioneer Investment Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

60 State Street                         Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 028-04037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jean Bradley                  Director of Compliance                617-422-4524
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Jean Bradley
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Boston, MA    May 19, 2008
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[X] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:                   Name:
-----------------------------------------------------------------------------
NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   6

Form 13F Information Table Value Total:   $2,276,368
                                          (thousands)


List of Other Included Managers:

No.     13F File Number:        Name
----    ----------------        ----
02      28-11542                Travelers Investment Adviser Inc.



                                                         VALUE     SHARES/ SH/ PUT/ INVSTMT            --------VOTING AUTHORITY-----
  NAME OF ISSUER             -TITLE OF CLASS- --CUSIP-- (x$1000)   PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE    SHARED      NONE
D BIOMARIN PHARM 1.875%,  4/ CNVRTBND         09061GAD3   605841  18475000 PRN      SOLE                18475000         0         0
D MANNKIND CORP 3.75%,  12/1 CNVRTBND         56400PAA0   266037  25725000 PRN      SOLE                25725000         0         0
D OMNICARE INC 3.25%, 12/15/ CNVRTBND         681904AL2   285412  27385000 PRN      SOLE                27385000         0         0
D PHARM RESOURCES 2.875%, 9/ CNVRTBND         717125AC2    60607   3630000 PRN      SOLE                 3630000         0         0
D WESCO INTERNATIONAL 1.75%, CNVRTBND         95082PAG0    99864   1205000 PRN      DEFINED 2            1205000         0         0
D WESCO INTERNATIONAL 1.75%, CNVRTBND         95082PAG0   958607  51850000 PRN      SOLE                51850000         0         0
